Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 30,332,502	$ 24,079,590
Other securities	7,234,350	5,533,850
Premises and equipment	34,809,843	32,071,741
Other	13,228,601	13,462,960
Total assets	1,093,767,719	940,890,075
Liabilities and Stockholders' Equity:
Subordinated debentures	10,310,000	10,310,000
Other	4,700,738	13,100,724
Stockholders' equity	96,215,584	85,108,340	65,885,466
Total liabilities and stockholders' equity	1,093,767,719	940,890,075
Parent Company
Assets:
Cash and cash equivalents	63,707	8,314
Investment in subsidiary bank	105,685,727	94,311,642
Investments in statutory trusts	310,000	310,000
Other securities	0	100,000
Premises and equipment	0	368,623
Other	808,132	511,742
Total assets	106,867,566	95,610,321
Liabilities and Stockholders' Equity:
Subordinated debentures	10,310,000	10,310,000
Other	341,982	191,981
Stockholders' equity	96,215,584	85,108,340
Total liabilities and stockholders' equity	$ 106,867,566	$ 95,610,321